Other assets - Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 158	$ 322
Other non-current assets	59	36
Total other assets	$ 217	$ 358